BUSINESS COMBINATION (Acquisition of Huayong, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		11 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jan. 25, 2014	Dec. 31, 2014	Jan. 25, 2014	Dec. 31, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net losses	76,738	1,856	(9,430)
Mobile application technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years 8 months 12 days
User base [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	1 year 9 months 18 days
Huayong [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired					18.99%		18.99%		10.00%
Cash consideration					249		249		2,060
Additional cash injection									5
Percentage of equity interest acquired in cost method investee		29.01%
Cash consideration		34,634						34,634
Share consideration, fair value of shares					40,808
Percentage of equity interest accumulated in aggregate					58.00%		58.00%
Equity interest remeasurement gain recognized	308
Net revenues						471
Net losses						892
Equity interest held by non-controlling shareholders				10.00%
Cash consideration for acquiring non-controlling interest				114
Huayong [Member] | Non-Controlling Interest [Member]
Business Acquisition [Line Items]
Control premium							25.00%
Huayong [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Assumed discount rate	28.00%
Long-term sustainable growth rate	3.00%
Huayong [Member] | Core technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount							4,309
Identified intangible assets, estimated useful life							5 years
Huayong [Member] | Mobile application technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount							721
Identified intangible assets, estimated useful life							1 year 6 months
Huayong [Member] | User base [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount							1,343
Identified intangible assets, estimated useful life							1 year 6 months
Huayong [Member] | Partnership with cellphone manufacturers [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount							6,423
Identified intangible assets, estimated useful life							4 years
Huayong [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares							12,930,378	3,039,449
Share consideration, fair value of shares							40,808	7,015
Share consideration for acquiring non-controlling interest, number of common shares				18,450,000
Share consideration for acquiring non-controlling interest, fair value of common shares				$ 28,155